Other Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

14.	OTHER LIABILITIES

		December 31,
	Note	2018	2019
		RMB	RMB

Receipt in advance	(i)	44,083,940	118,109,316
Other tax payables	(ii)	89,586,329	86,798,908
Customer pledged deposits	(iii)	77,726,077	60,233,291
Settlement and clearing accounts	(iv)	10,112,678	49,175,523
Accrued Expenses	(v)	13,925,288	45,156,653
Collaboration cost payable	(vi)	-	29,191,882
Amounts due to third parties		10,952,518	10,768,698
Others	(vii)	5,098,925	5,034,932
Total		251,485,755	404,469,203

(i)	Receipt in advance consist of advance for interest and financing service fees on loans and down payments of loans held-for-sale by loan transferees. Down payments of loans held-for-sale were newly added in 2018, amounting to RMB35,493,777 and RMB102,491,426 as of December 31, 2018 and 2019.

(ii)	Other tax payables mainly represent value-added tax and surcharges payables.

(iii)	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.

(iv)	The Group transferred loans to third party investors and recorded these transactions as sales in Note 6(c). After the transfer, the contract terms related to payment proceeds of the loans remain the same: The Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.

(v)	Accrued expenses mainly consist of promotional costs relating to building the collaboration model and expenses payable to consultants such as auditor and lawyers.

(vi)	As mentioned in Note 20, the Group will pay collaboration cost to the sales partners who introduce prospective borrowers to the Group. The collaboration cost for sales partners is a fixed percentage of the loan principal amount and it is calculated by subtracting the project cost from interest and fees income received from borrowers. The collaboration cost payable was nil and RMB29,191,882 as of December 31, 2018 and 2019, respectively.

(vii)	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.